UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         February 15, 2012
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                     99
                                                    ------------------

Form 13F Information Table Value Total:              $ 451,847
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    18179   222424 SH       Sole                   221824               600
ALTRIA GROUP INC.              COM              02209S103      767    25870 SH       Sole                    25870
APPLE INC                      COM              037833100     3391     8372 SH       Sole                     8372
ASCENT CAPITAL GROUP INC SERIE COM              043632108    10144   200000 SH       Sole                   200000
AT&T CORP.                     COM              001957109      617    20404 SH       Sole                    20404
BEAM INC.                      COM              349631101    11960   233445 SH       Sole                   233445
BERKSHIRE HATHAWAY CL A        COM              084670108      689        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702     8564   112245 SH       Sole                   112095               150
BP PLC - SPONS ADR             COM              056622104      267     6238 SH       Sole                     6238
BRISTOL-MYERS                  COM              110122108      832    23600 SH       Sole                    23600
BROCADE COMMUNICATIONS SYS INC COM              111621306     5667  1092000 SH       Sole                  1092000
CHEVRON CORP                   COM              166764100     7868    73949 SH       Sole                    73399               550
CISCO SYSTEMS                  COM              17275R102     4028   222810 SH       Sole                   222210               600
CNO FINANCIAL                  COM              12621E103    19729  3126550 SH       Sole                  3125550              1000
COCA COLA CO                   COM              191216100     6681    95485 SH       Sole                    94585               900
CONOCOPHILLIPS                 COM              20825C104      847    11630 SH       Sole                    11630
CVS CORP.                      COM              126650100    15596   382435 SH       Sole                   382435
DISCOVER COMM  C               COM              25470F302    13195   350000 SH       Sole                   350000
DOVER CORP                     COM              260003108      580    10000 SH       Sole                    10000
DU PONT                        COM              263534109     7419   162050 SH       Sole                   161150               900
EMC CORP./MASS                 COM              268648102      449    20856 SH       Sole                    20856
EXELIS INC                     COM              30162A108     1877   207365 SH       Sole                   207365
EXXON MOBIL                    COM              30231G102     2424    28602 SH       Sole                    28602
FEDERAL MOGUL CORPORATION      COM              313549404     2111   143100 SH       Sole                   143100
FEDERATED INVESTORS            COM              314211103      386    25447 SH       Sole                    25447
FORTUNE BRANDS HOME & SECURITY COM              34964c106     3553   208655 SH       Sole                   208655
GENERAL ELECTRIC               COM              369604103      580    32371 SH       Sole                    32371
GOOGLE INC                     COM              38259P508     1122     1737 SH       Sole                     1737
GRUBB & ELLIS                  COM              400095204        1    10000 SH       Sole                    10000
HALLIBURTON CO.                COM              406216101      227     6590 SH       Sole                     6590
HALLMARK FINL SVCS INC         COM              40624Q203     5395   771800 SH       Sole                   771800
HARMAN INTL.                   COM              413086109    13630   358300 SH       Sole                   358300
INTEL CORP                     COM              458140100     6544   269860 SH       Sole                   267860              2000
INTELLIPHARMACEUTICS I COM     COM              458173101       27    10000 SH       Sole                    10000
INTL. BUS. MACHINES            COM              459200101      257     1397 SH       Sole                     1397
ITT CORP                       COM              450911201     2004   103682 SH       Sole                   103682
J.P. MORGAN CHASE              COM              46625H100     7011   210846 SH       Sole                   209346              1500
JOHNSON & JOHNSON              COM              478160104     5493    83757 SH       Sole                    83757
KRAFT FOODS                    COM              50075N104      304     8142 SH       Sole                     8142
LIBERTY INTERACTIVE CORPORATIO COM              53071M104     6891   425000 SH       Sole                   425000
MCDONALD'S CORP.               COM              580135101      765     7624 SH       Sole                     7624
MERCATOR MINERALS LTD F        COM              587582107       22    15000 SH       Sole                    15000
MERITOR SAVINGS BANK-PA        COM              590007100     4598  1057001 SH       Sole                  1057001
MICROSOFT CORP                 COM              594918104    14386   554144 SH       Sole                   554144
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
OMNICARE INC                   COM              681904108    15313   444500 SH       Sole                   444500
PACIFIC RIM MINING             COM              694915208       10    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106     6250   190956 SH       Sole                   190956
PFIZER INC                     COM              717081103    13742   635012 SH       Sole                   631812              3200
PHILIP MORRIS INTl.            COM              718172109    16354   208389 SH       Sole                   207189              1200
PNC BANK CORP.                 COM              693475105      319     5540 SH       Sole                     5540
PROCTER & GAMBLE               COM              742718109      357     5347 SH       Sole                     5347
QUALCOMM INC.                  COM              747525103    19026   347821 SH       Sole                   346821              1000
ROYAL DUTCH SHELL              COM              780259206     1331    18207 SH       Sole                    18207
SATCON TECH                    COM              803893106       30    50000 SH       Sole                    50000
SCHLUMBERGER                   COM              806857108      205     3000 SH       Sole                     3000
SOUTHWSTRN ENERGY              COM              845467109      607    19000 SH       Sole                    19000
TRANS ENERGY INC               COM              89323B306        6    21450 SH       Sole                    21450
TYCO INTL.                     COM              G9143X208    25060   536496 SH       Sole                   534496              2000
UNITED BANKSHARES              COM              909907107     4867   172169 SH       Sole                   172169
UNITED COMMUNITY BANKS INC     COM              90984P303     2621   375000 SH       Sole                   375000
USG CORP NEW                   COM              903293405     3048   300000 SH       Sole                   300000
VANTAGE DRILLING COMPA ORD SHS COM              G93205113       58    50000 SH       Sole                    50000
VERIZON COMM.                  COM              92343V104     8581   213892 SH       Sole                   213892
WASTE MGMT.                    COM              94106L109     1238    37850 SH       Sole                    37850
XYLEM INC                      COM              98419M100     5327   207365 SH       Sole                   207365
YPF S.A. - ADR                 COM              984245100      399    11500 SH       Sole                    11500
ZIMMER HOLDINGS                COM              98956P102    10515   196835 SH       Sole                   196835
GENERAL MOTORS 4.75% 12/1/13                    37045v209     9600   280305 SH       Sole                   278805              1500
ISHARES TR S&P MIDCAP 400      MUTUAL           464287507      263     3000 SH       Sole                     3000
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     2011    39100 SH       Sole                    39100
SPDR-HEALTHCARE                MUTUAL           81369Y209     2168    62500 SH       Sole                    62500
SPDR-UTILITIES                 MUTUAL           81369Y886      612    17000 SH       Sole                    17000
WISDOMTREE LARGECAP DIV        MUTUAL           97717W307     1386    28270 SH       Sole                    28270
iSHARES DIVIDEND               MUTUAL           464287168      350     6500 SH       Sole                     5000              1500
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      506    14200 SH       Sole                    14200
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    40605   702626 SH       Sole                   699226              3400
iSHARES RUSSELL 1000 VALUE     MUTUAL           464287598      410     6457 SH       Sole                     6457
ISHARES EAFE GROWTH INDEX      COM              464288885     2229    42866 SH       Sole                    42666               200
ISHARES MSCI EAFE VALUE        COM              464288877      357     8365 SH       Sole                     8365
MARKET VECTORS VIETNAM ETF     COM              57060U761      160    11000 SH       Sole                    11000
SPDR S&P INTL. DIVIDEND        COM              78463X772     1915    41185 SH       Sole                    41185
GUGGENHEIM GLOBAL TIMBER       COM              18383Q879      298    18000 SH       Sole                    18000
ISHARES COMEX GOLD TRUST       COM              464285105      822    54005 SH       Sole                    54005
REDWOOD TRUST                  COM              758075402     1834   180150 SH       Sole                   180150
SPDR GOLD TRUST                COM              78463v107     7568    49791 SH       Sole                    49391               400
EATON VANCE LIMITED DURATION   BOND             27828H105      236    15500 SH       Sole                    15500
ISHARES BARCLAYS 1-3 YR TREAS  BOND             464287457      469     5550 SH       Sole                     5550
SPDR BRCLYS CAPITAL HI YLD     BOND             78464A417     1150    29920 SH       Sole                    29920
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474     2707    89893 SH       Sole                    89893
iSHARES AGGREG. INDEX          BOND             464287226     9233    83745 SH       Sole                    82745              1000
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2259    21675 SH       Sole                    21675
iSHARES BARCLAYS TIPS          BOND             464287176      233     2000 SH       Sole                     2000
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      499    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      877    62799 SH       Sole                    62799
SPDR BARCLAYS MUNI BOND ETF    TAX-FREE         78464A458      209     8800 SH       Sole                     8800
SPDR SHORT TERM MUNICIPAL      TAX-FREE         78464A425     8005   328900 SH       Sole                   328900
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108      156    11000 SH       Sole                    11000
iSHARES NATIONAL AMT-FREE MUNI TAX-FREE         464288414      379     3500 SH       Sole                     3500